KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	3 Months Ended
Sep. 30, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	09/30/2023	09/30/2022

Salaries, social security and other benefits	509,135	421,143
Share-based incentives	6,193,668	227,351
Total	6,702,803	648,494